FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
FIXED ASSETS, NET
NOTE 5:	FIXED ASSETS, NET

	Computers and Servers	Office furniture and equipment	Leasehold improvements	Total
	USD thousands
Cost

Balance as of January 1, 2022	8,839	445	770	10,054

Exchange rate differences	53	41	20	114
Additions *	8,375	5	5	8,385
Business combinations	22,256	351	647	23,254
Disposals	(892)	(28)	(336)	(1,256)

Balance as of December 31, 2022	38,631	814	1,106	40,551

Exchange rate differences	(7)	(13)	(23)	(43)
Additions *	3,783	63	779	4,625
Disposals	(482)	(114)	(94)	(690)

Balance as of December 31, 2023	41,925	750	1,768	44,443

Accumulated Depreciation

Balance as of January 1, 2022	5,698	269	623	6,590

Exchange rate differences	57	41	18	116
Disposals	(890)	(28)	(336)	(1,254)
Additions	4,957	61	207	5,225

Balance as of December 31, 2022	9,822	343	512	10,677
Exchange rate differences	(9)	(8)	(1)	(18)
Disposals	(482)	(111)	(93)	(686)
Additions	12,314	210	545	13,069

Balance as of December 31, 2023	21,645	434	963	23,042

Carrying amounts

As of December 31, 2023	20,280	316	805	21,401
As of December 31, 2022	28,809	471	594	29,874

* As of December 31, 2023, USD 2,030 thousand additions have not been paid (2022: USD 1,900 thousand).